Guarantor/Non-Guarantor Supplemental Financial Information	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Guarantor/Non-Guarantor Supplemental Financial Information [Abstract]
Guarantor/Non-Guarantor Supplemental Financial Information
GUARANTOR/NON-GUARANTOR SUPPLEMENTAL FINANCIAL INFORMATION
The following consolidating financial information presents the Condensed Consolidating Balance Sheets and Condensed Consolidating Statements of Operations and Cash Flows for: (i) Realogy Holdings Corp. (“Holdings”); (ii) its direct wholly owned subsidiary Domus Intermediate Holdings Corp. (“Intermediate”); (iii) its indirect wholly owned subsidiary, Realogy Corporation (“Realogy”); (iv) the guarantor subsidiaries of Realogy; (v) the non-guarantor subsidiaries of Realogy; (vi) elimination entries necessary to consolidate Holdings, Intermediate, Realogy and the guarantor and non-guarantor subsidiaries; and (vii) the Company on a consolidated basis. The guarantor subsidiaries of Realogy are comprised of 100% owned entities. Guarantor and non-guarantor subsidiaries are 100% owned by Realogy, either directly or indirectly. All guarantees are full and unconditional and joint and several, subject to release under certain customary circumstances, including but not limited to: (i) the sale, disposition or other transfer of the capital stock of a Guarantor made in compliance with the provisions of the applicable indenture; (ii) the designation of a Guarantor as "Unrestricted Subsidiary" (as that term is defined in the applicable indenture); (iii) subject to certain exceptions, the release or discharge of a Guarantor's guarantee of indebtedness under the Senior Secured Credit Facility; and (iv) Realogy's exercise of legal defeasance or covenant defeasance in accordance with the applicable indenture. Non-guarantor entities are comprised of securitization entities, foreign subsidiaries, unconsolidated entities, insurance underwriter subsidiaries and qualified foreign holding corporations. The guarantor and non-guarantor financial information is prepared using the same basis of accounting as the consolidated financial statements except for the investments in consolidated subsidiaries which are accounted for using the equity method.
Condensed Consolidating Statement of Operations and Comprehensive Loss
Three Months Ended June 30, 2012
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross commission income	$—	$—	$—	$983	$—	$—	$983
Service revenue	—	—	—	143	65	—	208
Franchise fees	—	—	—	76	—	—	76
Other	—	—	—	40	2	—	42
Net revenues	—	—	—	1,242	67	—	1,309
Expenses
Commission and other agent-related costs	—	—	—	662	—	—	662
Operating	—	—	—	280	45	—	325
Marketing	—	—	—	51	1	—	52
General and administrative	—	—	18	57	4	—	79
Restructuring costs	—	—	—	2	—	—	2
Depreciation and amortization	—	—	3	41	—	—	44
Interest expense, net	—	—	175	1	—	—	176
Intercompany transactions	—	—	1	(1)	—	—	—
Total expenses	—	—	197	1,093	50	—	1,340
Income (loss) before income taxes, equity in earnings and noncontrolling interests	—	—	(197)	149	17	—	(31)
Income tax expense (benefit)	—	—	(66)	64	10	—	8
Equity in earnings of unconsolidated entities	—	—	—	—	(15)	—	(15)
Equity in (earnings) losses of subsidiaries	25	25	(106)	(21)	—	77	—
Net income (loss)	(25)	(25)	(25)	106	22	(77)	(24)
Less: Net income attributable to noncontrolling interests	—	—	—	—	(1)	—	(1)
Net income (loss) attributable to Holdings	$(25)	$(25)	$(25)	$106	$21	$(77)	$(25)
Comprehensive income (loss) attributable to Holdings	$(24)	$(24)	$(24)	$106	$20	$(78)	$(24)
Condensed Consolidating Statement of Operations and Comprehensive Loss
Three Months Ended June 30, 2011
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross commission income	$—	$—	$—	$873	$—	$—	$873
Service revenue	—	—	—	130	62	—	192
Franchise fees	—	—	—	70	—	—	70
Other	—	—	—	42	2	—	44
Net revenues	—	—	—	1,115	64	—	1,179
Expenses
Commission and other agent-related costs	—	—	—	577	—	—	577
Operating	—	—	—	273	44	—	317
Marketing	—	—	—	53	1	—	54
General and administrative	—	—	13	39	4	—	56
Former parent legacy costs (benefit), net	—	—	(12)	—	—	—	(12)
Restructuring costs	—	—	—	3	—	—	3
Depreciation and amortization	—	—	3	44	—	—	47
Interest expense, net	—	—	160	1	—	—	161
Intercompany transactions	—	—	1	(1)	—	—	—
Total expenses	—	—	165	989	49	—	1,203
Income (loss) before income taxes, equity in earnings and noncontrolling interests	—	—	(165)	126	15	—	(24)
Income tax expense (benefit)	—	—	(50)	46	5	—	1
Equity in earnings of unconsolidated entities	—	—	—	—	(4)	—	(4)
Equity in (earnings) losses of subsidiaries	22	22	(93)	(13)	—	62	—
Net income (loss)	(22)	(22)	(22)	93	14	(62)	(21)
Less: Net income attributable to noncontrolling interests	—	—	—	—	(1)	—	(1)
Net income (loss) attributable to Holdings	$(22)	$(22)	$(22)	$93	$13	$(62)	$(22)
Comprehensive income (loss) attributable to Holdings	$(22)	$(22)	$(22)	$93	$13	$(62)	$(22)
Condensed Consolidating Statement of Operations and Comprehensive Loss
Six Months Ended June 30, 2012
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross commission income	$—	$—	$—	$1,589	$—	$—	$1,589
Service revenue	—	—	—	252	128	—	380
Franchise fees	—	—	—	130	—	—	130
Other	—	—	—	83	2	—	85
Net revenues	—	—	—	2,054	130	—	2,184
Expenses
Commission and other agent-related costs	—	—	—	1,064	—	—	1,064
Operating	—	—	—	549	94	—	643
Marketing	—	—	—	102	1	—	103
General and administrative	—	—	35	114	7	—	156
Former parent legacy costs (benefit), net	—	—	(3)	—	—	—	(3)
Restructuring costs	—	—	—	5	—	—	5
Depreciation and amortization	—	—	5	83	1	—	89
Interest expense, net	—	—	343	3	—	—	346
Loss on the early extinguishment of debt	—	—	6	—	—	—	6
Other (income)/expense, net	—	—	—	1	—	—	1
Intercompany transactions	—	—	2	(2)	—	—	—
Total expenses	—	—	388	1,919	103	—	2,410
Income (loss) before income taxes, equity in earnings and noncontrolling interests	—	—	(388)	135	27	—	(226)
Income tax expense (benefit)	—	—	(60)	58	17	—	15
Equity in earnings of unconsolidated entities	—	—	—	—	(25)	—	(25)
Equity in (earnings) losses of subsidiaries	217	217	(111)	(34)	—	(289)	—
Net income (loss)	(217)	(217)	(217)	111	35	289	(216)
Less: Net income attributable to noncontrolling interests	—	—	—	—	(1)	—	(1)
Net income (loss) attributable to Holdings	$(217)	$(217)	$(217)	$111	$34	$289	$(217)
Comprehensive income (loss) attributable to Holdings	$(214)	$(214)	$(214)	$111	$35	$282	$(214)
Condensed Consolidating Statement of Operations and Comprehensive Loss
Six Months Ended June 30, 2011
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross commission income	$—	$—	$—	$1,448	$—	$—	$1,448
Service revenue	—	—	—	235	121	—	356
Franchise fees	—	—	—	121	—	—	121
Other	—	—	—	82	3	—	85
Net revenues	—	—	—	1,886	124	—	2,010
Expenses
Commission and other agent-related costs	—	—	—	951	—	—	951
Operating	—	—	—	547	88	—	635
Marketing	—	—	—	96	1	—	97
General and administrative	—	—	28	92	7	—	127
Former parent legacy costs (benefit), net	—	—	(14)	—	—	—	(14)
Restructuring costs	—	—	—	5	—	—	5
Depreciation and amortization	—	—	4	88	1	—	93
Interest expense, net	—	—	337	3	—	—	340
Loss on the early extinguishment of debt	—	—	36	—	—	—	36
Intercompany transactions	—	—	2	(2)	—	—	—
Total expenses	—	—	393	1,780	97	—	2,270
Income (loss) before income taxes, equity in earnings and noncontrolling interests	—	—	(393)	106	27	—	(260)
Income tax expense (benefit)	—	—	(45)	39	8	—	2
Equity in earnings of unconsolidated entities	—	—	—	—	(4)	—	(4)
Equity in (earnings) losses of subsidiaries	259	259	(89)	(22)	—	(407)	—
Net income (loss)	(259)	(259)	(259)	89	23	407	(258)
Less: Net income attributable to noncontrolling interests	—	—	—	—	(1)	—	(1)
Net income (loss) attributable to Holdings	$(259)	$(259)	$(259)	$89	$22	$407	$(259)
Comprehensive income (loss) attributable to Holdings	$(248)	$(248)	$(248)	$89	$23	$384	$(248)
Condensed Consolidating Balance Sheet
June 30, 2012
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$2	$86	$56	$(6)	$138
Trade receivables, net	—	—	—	103	44	—	147
Relocation receivables	—	—	—	34	385	—	419
Relocation properties held for sale	—	—	—	10	—	—	10
Deferred income taxes	—	—	8	53	(2)	—	59
Intercompany note receivable	—	—	—	91	20	(111)	—
Other current assets	1	—	9	67	20	—	97
Total current assets	1	—	19	444	523	(117)	870
Property and equipment, net	—	—	16	133	2	—	151
Goodwill	—	—	—	3,303	—	—	3,303
Trademarks	—	—	—	732	—	—	732
Franchise agreements, net	—	—	—	1,663	—	—	1,663
Other intangibles, net	—	—	—	418	—	—	418
Other non-current assets	—	—	71	84	70	—	225
Investment in subsidiaries	(1,712)	(1,712)	8,328	206	—	(5,110)	—
Total assets	$(1,711)	$(1,712)	$8,434	$6,983	$595	$(5,227)	$7,362
LIABILITIES AND EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$—	$—	$27	$182	$11	$(6)	$214
Securitization obligations	—	—	—	—	267	—	267
Intercompany note payable	—	—	—	20	91	(111)	—
Due to former parent	—	—	76	—	—	—	76
Revolving credit facilities and current portion of long-term debt	—	—	159	50	5	—	214
Accrued expenses and other current liabilities	—	—	234	314	35	—	583
Intercompany payables	1	—	2,304	(2,261)	(44)	—	—
Total current liabilities	1	—	2,800	(1,695)	365	(117)	1,354
Long-term debt	—	—	7,121	—	—	—	7,121
Deferred income taxes	—	—	(600)	1,027	(1)	—	426
Other non-current liabilities	—	—	96	52	25	—	173
Intercompany liabilities	—	—	729	(729)	—	—	—
Total liabilities	1	—	10,146	(1,345)	389	(117)	9,074
Total equity (deficit)	(1,712)	(1,712)	(1,712)	8,328	206	(5,110)	(1,712)
Total liabilities and equity (deficit)	$(1,711)	$(1,712)	$8,434	$6,983	$595	$(5,227)	$7,362
Condensed Consolidating Balance Sheet
December 31, 2011
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$2	$80	$67	$(6)	$143
Trade receivables, net	—	—	—	75	45	—	120
Relocation receivables	—	—	—	14	364	—	378
Relocation properties held for sale	—	—	—	11	—	—	11
Deferred income taxes	—	—	14	53	(1)	—	66
Intercompany note receivable	—	—	—	6	19	(25)	—
Other current assets	—	—	8	64	16	—	88
Total current assets	—	—	24	303	510	(31)	806
Property and equipment, net	—	—	17	145	3	—	165
Goodwill	—	—	—	3,299	—	—	3,299
Trademarks	—	—	—	732	—	—	732
Franchise agreements, net	—	—	—	1,697	—	—	1,697
Other intangibles, net	—	—	—	439	—	—	439
Other non-current assets	—	—	68	85	59	—	212
Investment in subsidiaries	(1,499)	(1,499)	8,216	181	—	(5,399)	—
Total assets	$(1,499)	$(1,499)	$8,325	$6,881	$572	$(5,430)	$7,350
LIABILITIES AND EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$—	$—	$22	$158	$10	$(6)	$184
Securitization obligations	—	—	—	—	327	—	327
Intercompany note payable	—	—	—	19	6	(25)	—
Due to former parent	—	—	80	—	—	—	80
Revolving credit facilities and current portion of long-term debt	—	—	267	50	8	—	325
Accrued expenses and other current liabilities	—	—	202	282	36	—	520
Intercompany payables	—	—	2,222	(2,203)	(19)	—	—
Total current liabilities	—	—	2,793	(1,694)	368	(31)	1,436
Long-term debt	—	—	6,825	—	—	—	6,825
Deferred income taxes	—	—	(604)	1,025	—	—	421
Other non-current liabilities	—	—	83	61	23	—	167
Intercompany liabilities	—	—	727	(727)	—	—	—
Total liabilities	—	—	9,824	(1,335)	391	(31)	8,849
Total equity (deficit)	(1,499)	(1,499)	(1,499)	8,216	181	(5,399)	(1,499)
Total liabilities and equity (deficit)	$(1,499)	$(1,499)	$8,325	$6,881	$572	$(5,430)	$7,350
Condensed Consolidating Statement of Cash Flows
Six Months Ended June 30, 2012
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$—	$—	$(342)	$236	$22	$(9)	$(93)
Investing Activities
Property and equipment additions	—	—	(2)	(17)	—	—	(19)
Net assets acquired (net of cash acquired) and acquisition-related payments	—	—	—	(4)	—	—	(4)
Purchases of certificates of deposit, net	—	—	—	(4)	—	—	(4)
Change in restricted cash	—	—	—	—	(3)	—	(3)
Intercompany note receivable	—	—	—	(85)	—	85	—
Other, net	—	—	—	—	—	—	—
Net cash provided by (used in) investing activities	—	—	(2)	(110)	(3)	85	(30)
Financing Activities
Net change in revolving credit facilities	—	—	(91)	—	(3)	—	(94)
Repayments of term loan credit facility	—	—	(640)	—	—	—	(640)
Proceeds from issuance of First Lien Notes	—	—	593	—	—	—	593
Proceeds from issuance of First and a Half Lien Notes	—	—	325	—	—	—	325
Net change in securitization obligations	—	—	—	—	(61)	—	(61)
Debt issuance costs	—	—	(2)	—	(1)	—	(3)
Intercompany dividend	—	—	—	—	(9)	9	—
Intercompany note payable	—	—	—	—	85	(85)	—
Intercompany transactions	—	—	155	(116)	(39)	—	—
Other, net	—	—	4	(4)	(2)	—	(2)
Net cash provided by (used in) financing activities	—	—	344	(120)	(30)	(76)	118
Effect of changes in exchange rates on cash and cash equivalents	—	—	—	—	—	—	—
Net increase (decrease) in cash and cash equivalents	—	—	—	6	(11)	—	(5)
Cash and cash equivalents, beginning of period	—	—	2	80	67	(6)	143
Cash and cash equivalents, end of period	$—	$—	$2	$86	$56	$(6)	$138
Condensed Consolidating Statement of Cash Flows
Six Months Ended June 30, 2011
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$—	$—	$(347)	$142	$14	$(3)	$(194)
Investing Activities
Property and equipment additions	—	—	(2)	(22)	(1)	—	(25)
Net assets acquired (net of cash acquired) and acquisition-related payments	—	—	—	(4)	—	—	(4)
Proceeds from certificates of deposit, net	—	—	—	—	9	—	9
Change in restricted cash	—	—	—	—	1	—	1
Intercompany note receivable	—	—	—	(18)	—	18	—
Other, net	—	—	—	(5)	—	—	(5)
Net cash provided by (used in) investing activities	—	—	(2)	(49)	9	18	(24)
Financing Activities
Net change in revolving credit facilities	—	—	130	(5)	—	—	125
Proceeds from term loan extension	—	—	98	—	—	—	98
Repayments of term loan credit facility	—	—	(703)	—	—	—	(703)
Proceeds from issuance of First and a Half Lien Notes	—	—	700	—	—	—	700
Net change in securitization obligations	—	—	—	—	(4)	—	(4)
Debt issuance costs	—	—	(34)	—	—	—	(34)
Intercompany dividend	—	—	—	—	(4)	4	—
Intercompany note payable	—	—	—	—	18	(18)	—
Intercompany transactions	—	—	94	(77)	(17)	—	—
Other, net	—	—	(1)	(5)	3	—	(3)
Net cash provided by (used in) financing activities	—	—	284	(87)	(4)	(14)	179
Effect of changes in exchange rates on cash and cash equivalents	—	—	—	—	1	—	1
Net increase (decrease) in cash and cash equivalents	—	—	(65)	6	20	1	(38)
Cash and cash equivalents, beginning of period	—	—	69	74	51	(2)	192
Cash and cash equivalents, end of period	$—	$—	$4	$80	$71	$(1)	$154

GUARANTOR/NON-GUARANTOR SUPPLEMENTAL FINANCIAL INFORMATION
The following consolidating financial information presents the Consolidating Balance Sheets and Consolidating Statements of Operations and Cash Flows for: (i) Realogy Holdings Corp. (“Holdings”); (ii) its direct wholly owned subsidiary Domus Intermediate Holdings Corp. (“Intermediate”); (iii) its indirect wholly owned subsidiary, Realogy Corporation (“Realogy”); (iv) the guarantor subsidiaries of Realogy; (v) the non-guarantor subsidiaries of Realogy; (vi) elimination entries necessary to consolidate Holdings, Intermediate, Realogy and the guarantor and non-guarantor subsidiaries; and (vii) the Company on a consolidated basis. The guarantor subsidiaries of Realogy are comprised of 100% owned entities. Guarantor and non-guarantor subsidiaries are 100% owned by Realogy, either directly or indirectly. All guarantees are full and unconditional and joint and several. Non-guarantor entities are comprised of securitization entities, foreign subsidiaries, unconsolidated entities, insurance underwriter subsidiaries and qualified foreign holding corporations. The guarantor and non-guarantor financial information is prepared using the same basis of accounting as the consolidated financial statements except for the investments in consolidated subsidiaries which are accounted for using the equity method.
Consolidating Statement of Operations
Year Ended December 31, 2011
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross commission income	$—	$—	$—	$2,926	$—	$—	$2,926
Service revenue	—	—	—	494	258	—	752
Franchise fees	—	—	—	256	—	—	256
Other	—	—	—	152	7	—	159
Net revenues	—	—	—	3,828	265	—	4,093
Expenses
Commission and other agent-related costs	—	—	—	1,932	—	—	1,932
Operating	—	—	1	1,072	197	—	1,270
Marketing	—	—	—	183	2	—	185
General and administrative	—	—	55	181	18	—	254
Former parent legacy costs (benefit), net	—	—	(15)	—	—	—	(15)
Restructuring costs	—	—	—	11	—	—	11
Merger costs	—	—	1	—	—	—	1
Depreciation and amortization	—	—	9	176	1	—	186
Interest expense/(income), net	—	—	655	11	—	—	666
Loss on the early extinguishment of debt	—	—	36	—	—	—	36
Intercompany transactions	—	—	5	(4)	(1)	—	—
Total expenses	—	—	747	3,562	217	—	4,526
Income (loss) before income taxes, equity in earnings and noncontrolling interests	—	—	(747)	266	48	—	(433)
Income tax expense (benefit)	—	—	(111)	127	16	—	32
Equity in (earnings) losses of unconsolidated entities	—	—	—	—	(26)	—	(26)
Equity in (earnings) losses of subsidiaries	441	441	(195)	(56)	—	(631)	—
Net income (loss)	(441)	(441)	(441)	195	58	631	(439)
Less: Net income attributable to noncontrolling interests	—	—	—	—	(2)	—	(2)
Net income (loss) attributable to Holdings	$(441)	$(441)	$(441)	$195	$56	$631	$(441)

Consolidating Statement of Operations
Year Ended December 31, 2010
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross commission income	$—	$—	$—	$2,965	$—	$—	$2,965
Service revenue	—	—	—	496	204	—	700
Franchise fees	—	—	—	263	—	—	263
Other	—	—	—	157	5	—	162
Net revenues	—	—	—	3,881	209	—	4,090
Expenses
Commission and other agent-related costs	—	—	—	1,932	—	—	1,932
Operating	—	—	—	1,086	155	—	1,241
Marketing	—	—	—	177	2	—	179
General and administrative	—	—	51	172	15	—	238
Former parent legacy costs (benefit), net	—	—	(323)	—	—	—	(323)
Restructuring costs	—	—	3	18	—	—	21
Merger Costs	—	—	1	—	—	—	1
Depreciation and amortization	—	—	8	187	2	—	197
Interest expense/(income), net	—	—	597	7	—	—	604
Other (income)/expense, net	—	—	(1)	(5)	—	—	(6)
Intercompany transactions	—	—	5	(4)	(1)	—	—
Total expenses	—	—	341	3,570	173	—	4,084
Income (loss) before income taxes, equity in earnings and noncontrolling interests	—	—	(341)	311	36	—	6
Income tax expense (benefit)	—	—	(252)	383	2	—	133
Equity in (earnings) losses of unconsolidated entities	—	—	—	—	(30)	—	(30)
Equity in (earnings) losses of subsidiaries	99	99	10	(62)	—	(146)	—
Net income (loss)	(99)	(99)	(99)	(10)	64	146	(97)
Less: Net income attributable to noncontrolling interests	—	—	—	—	(2)	—	(2)
Net income (loss) attributable to Holdings	$(99)	$(99)	$(99)	$(10)	$62	$146	$(99)

Consolidating Statement of Operations
Year Ended December 31, 2009
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Gross commission income	$—	$—	$—	$2,884	$2	$—	$2,886
Service revenue	—	—	—	436	185	—	621
Franchise fees	—	—	—	273	—	—	273
Other	—	—	—	146	6	—	152
Net revenues	—	—	—	3,739	193	—	3,932
Expenses
Commission and other agent-related costs	—	—	—	1,850	—	—	1,850
Operating	—	—	—	1,135	128	—	1,263
Marketing	—	—	—	159	2	—	161
General and administrative	—	—	49	193	8	—	250
Former parent legacy costs (benefit), net	—	—	21	(55)	—	—	(34)
Restructuring costs	—	—	7	63	—	—	70
Merger Costs	—	—	1	—	—	—	1
Depreciation and amortization	—	—	8	184	2	—	194
Interest expense/(income), net	—	—	580	3	—	—	583
Gain on the extinguishment of debt	—	—	(75)	—	—	—	(75)
Other (income)/expense, net	—	—	2	—	1	—	3
Intercompany transactions	—	—	6	(5)	(1)	—	—
Total expenses	—	—	599	3,527	140	—	4,266
Income (loss) before income taxes, equity in earnings and noncontrolling interests	—	—	(599)	212	53	—	(334)
Income tax expense (benefit)	—	—	(173)	97	26	—	(50)
Equity in (earnings) losses of unconsolidated entities	—	—	—	—	(24)	—	(24)
Equity in (earnings) losses of subsidiaries	262	262	(164)	(49)	—	(311)	—
Net income (loss)	(262)	(262)	(262)	164	51	311	(260)
Less: Net income attributable to noncontrolling interests	—	—	—	—	(2)	—	(2)
Net income (loss) attributable to Holdings	$(262)	$(262)	$(262)	$164	$49	$311	$(262)

Consolidating Balance Sheet
December 31, 2011
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$2	$80	$67	$(6)	$143
Trade receivables, net	—	—	—	75	45	—	120
Relocation receivables	—	—	—	14	364	—	378
Relocation properties held for sale	—	—	—	11	—	—	11
Deferred income taxes	—	—	14	53	(1)	—	66
Intercompany note receivable	—	—	—	6	19	(25)	—
Other current assets	—	—	8	64	16	—	88
Total current assets	—	—	24	303	510	(31)	806
Property and equipment, net	—	—	17	145	3	—	165
Goodwill	—	—	—	3,299	—	—	3,299
Trademarks	—	—	—	732	—	—	732
Franchise agreements, net	—	—	—	1,697	—	—	1,697
Other intangibles, net	—	—	—	439	—	—	439
Other non-current assets	—	—	68	85	59	—	212
Investment in subsidiaries	(1,499)	(1,499)	8,216	181	—	(5,399)	—
Total assets	$(1,499)	$(1,499)	$8,325	$6,881	$572	$(5,430)	$7,350
LIABILITIES AND EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$—	$—	$22	$158	$10	$(6)	$184
Securitization obligations	—	—	—	—	327	—	327
Intercompany note payable	—	—	—	19	6	(25)	—
Due to former parent	—	—	80	—	—	—	80
Revolving credit facility and current portion of long-term debt	—	—	267	50	8	—	325
Accrued expenses and other current liabilities	—	—	202	282	36	—	520
Intercompany payables	—	—	2,222	(2,203)	(19)	—	—
Total current liabilities	—	—	2,793	(1,694)	368	(31)	1,436
Long-term debt	—	—	6,825	—	—	—	6,825
Deferred income taxes	—	—	(604)	1,025	—	—	421
Other non-current liabilities	—	—	83	61	23	—	167
Intercompany liabilities	—	—	727	(727)	—	—	—
Total liabilities	—	—	9,824	(1,335)	391	(31)	8,849
Total equity (deficit)	(1,499)	(1,499)	(1,499)	8,216	181	(5,399)	(1,499)
Total liabilities and equity (deficit)	$(1,499)	$(1,499)	$8,325	$6,881	$572	$(5,430)	$7,350

Consolidating Balance Sheet
December 31, 2010
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$69	$74	$51	$(2)	$192
Trade receivables, net	—	—	—	79	35	—	114
Relocation receivables	—	—	—	—	386	—	386
Relocation properties held for sale	—	—	—	21	—	—	21
Deferred income taxes	—	—	15	63	(2)	—	76
Intercompany note receivable	—	—	—	13	19	(32)	—
Other current assets	—	—	9	69	31	—	109
Total current assets	—	—	93	319	520	(34)	898
Property and equipment, net	—	—	21	162	3	—	186
Goodwill	—	—	—	3,296	—	—	3,296
Trademarks	—	—	—	732	—	—	732
Franchise agreements, net	—	—	—	1,764	—	—	1,764
Other intangibles, net	—	—	—	478	—	—	478
Other non-current assets	—	—	80	83	52	—	215
Investment in subsidiaries	(1,063)	(1,063)	8,023	152	—	(6,049)	—
Total assets	$(1,063)	$(1,063)	$8,217	$6,986	$575	$(6,083)	$7,569
LIABILITIES AND EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$—	$—	$25	$168	$12	$(2)	$203
Securitization obligations	—	—	—	—	331	—	331
Intercompany note payable	—	—	—	19	13	(32)	—
Due to former parent	—	—	104	—	—	—	104
Revolving credit facility and current portion of long-term debt	—	—	132	55	7	—	194
Accrued expenses and other current liabilities	—	—	178	316	31	—	525
Intercompany payables	—	—	1,949	(1,962)	13	—	—
Total current liabilities	—	—	2,388	(1,404)	407	(34)	1,357
Long-term debt	—	—	6,698	—	—	—	6,698
Deferred income taxes	—	—	(614)	1,028	—	—	414
Other non-current liabilities	—	—	86	61	16	—	163
Intercompany liabilities	—	—	722	(722)	—	—	—
Total liabilities	—	—	9,280	(1,037)	423	(34)	8,632
Total equity (deficit)	(1,063)	(1,063)	(1,063)	8,023	152	(6,049)	(1,063)
Total liabilities and equity (deficit)	$(1,063)	$(1,063)	$8,217	$6,986	$575	$(6,083)	$7,569

Consolidating Statement of Cash Flows
Year Ended December 31, 2011
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$—	$—	$(666)	$414	$74	$(14)	$(192)
Investing Activities
Property and equipment additions	—	—	(5)	(43)	(1)	—	(49)
Net assets acquired (net of cash acquired) and acquisition-related payments	—	—	—	(6)	—	—	(6)
Proceeds from (purchase of) certificates of deposit, net	—	—	—	(3)	8	—	5
Change in restricted cash	—	—	1	—	5	—	6
Intercompany note receivable	—	—	—	7	—	(7)	—
Other, net	—	—	—	(5)	—	—	(5)
Net cash provided by (used in) investing activities	—	—	(4)	(50)	12	(7)	(49)
Financing Activities
Net change in revolving credit facilities	—	—	150	(5)	—	—	145
Proceeds from the issuance of First and a Half Lien Notes	—	—	700	—	—	—	700
Proceeds from term loan extensions	—	—	98	—	—	—	98
Repayments of term loan credit facility	—	—	(706)	—	—	—	(706)
Repayment of prior securitization obligations	—	—	—	—	(299)	—	(299)
Proceeds from new securitization obligations	—	—	—	—	295	—	295
Net change in securitization obligations	—	—	—	—	—	—	—
Debt issuance costs	—	—	(34)	—	(1)	—	(35)
Intercompany dividend	—	—	—	—	(10)	10	—
Intercompany note payable	—	—	—	—	(7)	7	—
Intercompany transactions	—	—	392	(343)	(49)	—	—
Other, net	—	—	3	(10)	1	—	(6)
Net cash provided by (used in) financing activities	—	—	603	(358)	(70)	17	192
Effect of changes in exchange rates on cash and cash equivalents	—	—	—	—	—	—	—
Net increase (decrease) in cash and cash equivalents	—	—	(67)	6	16	(4)	(49)
Cash and cash equivalents, beginning of period	—	—	69	74	51	(2)	192
Cash and cash equivalents, end of period	$—	$—	$2	$80	$67	$(6)	$143

Consolidating Statement of Cash Flows
Year Ended December 31, 2010
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$—	$—	$(638)	$504	$24	$(8)	$(118)
Investing Activities
Property and equipment additions	—	—	(7)	(41)	(1)	—	(49)
Net assets acquired (net of cash acquired) and acquisition-related payments	—	—	—	(17)	—	—	(17)
Proceeds from sale of assets	—	—	—	5	—	—	5
Purchase of certificates of deposit	—	—	—	—	(9)	—	(9)
Net cash used in investing activities	—	—	(7)	(53)	(10)	—	(70)
Financing Activities
Net change in revolving credit facilities	—	—	100	35	7	—	142
Repayments of term loan credit facility	—	—	(32)	—	—	—	(32)
Net change in securitization obligations	—	—	—	—	27	—	27
Intercompany dividend	—	—	—	—	(11)	11	—
Intercompany transactions	—	—	454	(428)	(26)	—	—
Other, net	—	—	(2)	(8)	(3)	—	(13)
Net cash provided by (used in) financing activities	—	—	520	(401)	(6)	11	124
Effect of changes in exchange rates on cash and cash equivalents	—	—	—	—	1	—	1
Net increase (decrease) in cash and cash equivalents	—	—	(125)	50	9	3	(63)
Cash and cash equivalents, beginning of period	—	—	194	24	42	(5)	255
Cash and cash equivalents, end of period	$—	$—	$69	$74	$51	$(2)	$192

Consolidating Statement of Cash Flows
Year Ended December 31, 2009
(in millions)

	Holdings	Intermediate	Realogy	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$—	$—	$(583)	$309	$650	$(35)	$341
Investing Activities
Property and equipment additions	—	—	(4)	(36)	—	—	(40)
Net assets acquired (net of cash acquired) and acquisition-related payments	—	—	—	(5)	—	—	(5)
Change in restricted cash	—	—	—	—	(2)	—	(2)
Intercompany dividend	—	—	—	63	—	(63)	—
Intercompany note receivable	—	—	—	37	—	(37)	—
Net cash provided by (used in) investing activities	—	—	(4)	59	(2)	(100)	(47)
Financing Activities
Net change in revolving credit facilities	—	—	(515)	—	—	—	(515)
Proceeds from issuance of Second Lien Loans	—	—	500	—	—	—	500
Repayments of term loan credit facility	—	—	(32)	—	—	—	(32)
Net change in securitization obligations	—	—	—	—	(410)	—	(410)
Debt issuance costs	—	—	(11)	—	—	—	(11)
Intercompany dividend	—	—	—	—	(96)	96	—
Intercompany note payable	—	—	—	—	(37)	37	—
Intercompany transactions	—	—	463	(364)	(99)	—	—
Other, net	—	—	(2)	(6)	(3)	—	(11)
Net cash provided by (used in) financing activities	—	—	403	(370)	(645)	133	(479)
Effect of changes in exchange rates on cash and cash equivalents	—	—	—	—	3	—	3
Net increase (decrease) in cash and cash equivalents	—	—	(184)	(2)	6	(2)	(182)
Cash and cash equivalents, beginning of period	—	—	378	26	36	(3)	437
Cash and cash equivalents, end of period	$—	$—	$194	$24	$42	$(5)	$255